SEGMENT REPORTING	12 Months Ended
Sep. 30, 2020
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 19 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has one operating segment as defined by ASC 280.

For the years ended September 30, 2020 and 2019, revenue and assets within PRC contributed over 90% of the Company’s total revenue and assets.